Natural and environmental resources (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Natural and environmental resources [Abstract]
Disclosure of detailed Information about natural and environmental resources explanatory [text Block]
The following is the movement of natural resources and amortization and impairment for the years ended December 31, 2017 and 2016:

	Oil investments	Asset retirement cost	Exploration and evaluation (1)	Total
Cost
Balance as of December 31, 2016	47,079,096	2,304,915	4,818,124	54,202,135
Additions/capitalizations	2,422,203	59,345	944,857	3,426,405
Acquisition of interests in joint operations (Note 32.3)	141,950	-	-	141,950
Adjustment to fair value of participation in joint operations (Note 32.3)	451,095	-	-	451,095
Increase (decrease) in abandonment costs	224	(143,241)	25,935	(117,082)
Disposals	(38,072)	(629)	(214,850)	(253,551)
Dry wells (2)	-	-	(898,264)	(898,264)
Capitalized financial interests	72,395	-	9,952	82,347
Exchange differences capitalized	4,913	-	675	5,588
Foreign currency translation	(62,446)	(573)	(14,504)	(77,523)
Transfers (3)	112,500	(4,554)	(163,117)	(55,171)
Balance as of December 31, 2017	50,183,858	2,215,263	4,508,808	56,907,929

Accumulated amortization and impairment losses
Balance as of December 31, 2016	(30,470,415)	(1,390,673)	-	(31,861,088)
Depletion expense	(3,979,179)	(194,140)	-	(4,173,319)
Recovery (losses) for impairment (Note 18)	376,934	-	-	376,934
Disposals	37,808	290	-	38,098
Foreign currency translation	42,114	245	-	42,359
Transfers (3)	(22,225)	(423)	-	(22,648)
Balance as of December 31, 2017	(34,014,963)	(1,584,701)	-	(35,599,664)

Net balance as of December 31, 2016	16,608,681	914,242	4,818,124	22,341,047
Net balance as of December 31, 2017	16,168,895	630,562	4,508,808	21,308,265

(1)
The balance of exploration and evaluation includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects and in the developing fields, Piedemonte, Castilla y Tibú.

(2)
Includes mainly dry wells in operation of: 1) Ecopetrol S.A. for (COP$450,524): Kronos, Brama, Catfish and Venus, among others, 2) Ecopetrol America Inc for (COP$312,684): Warrior # 2 and Parmer and 3) Ecopetrol Costa Afuera for (COP$57,877): Molusco.

(3)	Corresponds mainly to transfers to property, plant and equipment.

	Oil investments	Asset retirement cost	Exploration and evaluation (1)	Total
Cost
Balance as of December 31, 2015	44,148,353	1,762,374	6,189,142	52,099,869
Additions/capitalizations	3,045,474	10,391	(934,570)	2,121,295
Increase (decrease) in abandonment costs	-	566,213	(4,062)	562,151
Disposals	(26,548)	(37,942)	(121,032)	(185,522)
Dry wells (2)	-	-	(342,691)	(342,691)
Capitalized financial interests	-	-	98,431	98,431
Exchange differences capitalized	-	-	7,259	7,259
Foreign currency translation	(352,766)	(8,049)	(103,728)	(464,543)
Other	264,583	11,928	29,375	305,886
Balance as of December 31, 2016	47,079,096	2,304,915	4,818,124	54,202,135

Accumulated depreciation and impairment loss
Balance as of December 31, 2015	(26,874,774)	(1,181,798)	-	(28,056,572)
Depletion expense	(3,496,998)	(208,769)	-	(3,705,767)
Impairment (Note 18)	(239,151)	-	-	(239,151)
Disposals	26,320	37,942	-	64,262
Foreign currency translation	218,898	5,171	-	224,069
Other	(104,710)	(43,219)	-	(147,929)
Balance as of December 31, 2016	(30,470,415)	(1,390,673)	-	(31,861,088)

Net balance as of December 31, 2015	17,273,579	580,576	6,189,142	24,043,297
Net balance as of December 31, 2016	16,608,681	914,242	4,818,124	22,341,047

(1)
The balance of exploration and evaluation mainly includes investments in production projects of direct operation in Castilla, Chichimene and Piedemonte. Additionally, it includes offshore exploration projects: Fuerte Sur, Kronos and Tayrona and Onshore: Caño Sur block, CPO 10 and non-conventional hydrocarbons program.

(2)
Includes dry wells in operation of: 1) Ecopetrol for COP$302,965; 2) ECP Oil and Gas Germany GmbH for COP$26,273; 3) Ecopetrol America Inc. for COP$5,032; 4) Hocol S.A. for COP$5,049 and 5) Ecopetrol Brasil for COP$3,372.

(3)	Corresponds mainly of transfers to: a) non-current assets held for sale for COP$244,387 and b) property, plant and equipment for COP$(68,898) and c) other COP$(17,532).

Disclosure of detailed information about classification by age from completion date of the suspended exploratory wells [text block]
The following table shows the classification by ages, from the completion date, of the exploratory wells that are suspended as of December 31, 2017, 2016 and 2015:

	2017	2016	2015
Between 1 and 3 years (a)	600,767	1,300,874	490,184
Between 3 and 5 years (b)	791,261	197,997	100,316
More than 5 years (c)	250,219	153,552	161,392
Total suspended exploratory wells	1,642,247	1,652,423	751,892
No. of projects exceeding 1 year	24	24	59
Wells under 1 year of suspended	2,480	528,313	280,801

(a)	Corresponds mainly to discovery wells of Ecopetrol America Inc: Leon 2 and Warrior # 1, which are under evaluation.

(b)	The balance corresponds mainly to discovery wells of Ecopetrol America Inc: Leon 1, which are under evaluation and Rydberg which is currently working on the development plan and feasibility studies.

(c)	Corresponds mainly to wells of Offshore International Group, which are temporarily abandoned.